CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Sales	260.50
Operating expenses
Cost of sales, excluding depreciation and amortization	245.6
Depreciation and amortization	12.9
Selling, general and administrative	7.7
Restructuring	0
Impairment	8.2		661.8		294.5
Costs and Expenses	266.2
Operating earnings (loss)	(5.7)
Interest expense, net	(11.6)
Foreign exchange gain (loss) on long-term debt	(3.2)
Gain on cancellation of long-term debt	0
Other income (expense), net	0.1
Loss before reorganization items and income taxes	(20.4)
Reorganization items, net	(3.2)
Income (loss) before income taxes	(23.6)
Income tax expense (recovery)	0.2
Earnings (loss) from continuing operations	(23.8)
Loss from discontinued operations, net of tax	(12.9)
Net earnings (loss)	(36.7)
Net (earnings) loss attributable to non-controlling interest (note 8)	(1.5)
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(35.2)
Equity in earnings (loss) of subsidiaries	0
Net earnings (loss) attributable to the company	(35.2)
Parent Company [Member]
Sales	0
Operating expenses
Cost of sales, excluding depreciation and amortization	4.4
Depreciation and amortization	8.8
Selling, general and administrative	4.6
Costs and Expenses	17.8
Operating earnings (loss)	(17.8)
Interest expense, net	(4.6)
Foreign exchange gain (loss) on long-term debt	(3.2)
Equity earnings in Partnership	8.8
Other income (expense), net	1.4
Loss before reorganization items and income taxes	(15.4)
Reorganization items, net	(10.6)
Income (loss) before income taxes	(26.0)
Income tax expense (recovery)	0.7
Earnings (loss) from continuing operations	(26.7)
Loss from discontinued operations, net of tax	(12.9)
Net earnings (loss)	(39.6)
Net (earnings) loss attributable to non-controlling interest (note 8)	1.5
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(38.1)
Equity in earnings (loss) of subsidiaries	2.9
Net earnings (loss) attributable to the company	(35.2)
Guarantor Subsidiaries [Member]
Sales	260.60
Operating expenses
Cost of sales, excluding depreciation and amortization	243.9
Depreciation and amortization	2.2
Selling, general and administrative	3.1
Costs and Expenses	249.2
Operating earnings (loss)	11.4
Interest expense, net	(3.7)
Foreign exchange gain (loss) on long-term debt	0
Equity earnings in Partnership	0
Other income (expense), net	(1.1)
Loss before reorganization items and income taxes	6.6
Reorganization items, net	8.7
Income (loss) before income taxes	15.3
Income tax expense (recovery)	0.6
Earnings (loss) from continuing operations	14.7
Loss from discontinued operations, net of tax	(11.5)
Net earnings (loss)	3.2
Net (earnings) loss attributable to non-controlling interest (note 8)	0
Net earnings (loss) before equity in earnings (loss) of subsidiaries	3.2
Equity in earnings (loss) of subsidiaries	0
Net earnings (loss) attributable to the company	3.2
Non-Guarantor Subsidiaries [Member]
Sales	4.60
Operating expenses
Cost of sales, excluding depreciation and amortization	2.0
Depreciation and amortization	1.9
Selling, general and administrative	0
Costs and Expenses	3.9
Operating earnings (loss)	0.7
Interest expense, net	(3.3)
Foreign exchange gain (loss) on long-term debt	0
Equity earnings in Partnership	0
Other income (expense), net	(0.2)
Loss before reorganization items and income taxes	(2.8)
Reorganization items, net	(1.3)
Income (loss) before income taxes	(4.1)
Income tax expense (recovery)	(1.1)
Earnings (loss) from continuing operations	(3.0)
Loss from discontinued operations, net of tax	(1.4)
Net earnings (loss)	(4.4)
Net (earnings) loss attributable to non-controlling interest (note 8)	0
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(4.4)
Equity in earnings (loss) of subsidiaries	0
Net earnings (loss) attributable to the company	(4.4)
Consolidation, Eliminations [Member]
Sales	(4.70)
Operating expenses
Cost of sales, excluding depreciation and amortization	(4.7)
Depreciation and amortization	0
Selling, general and administrative	0
Costs and Expenses	(4.7)
Operating earnings (loss)	0
Interest expense, net	0
Foreign exchange gain (loss) on long-term debt	0
Equity earnings in Partnership	(8.8)
Other income (expense), net	0
Loss before reorganization items and income taxes	(8.8)
Reorganization items, net	0
Income (loss) before income taxes	(8.8)
Income tax expense (recovery)	0
Earnings (loss) from continuing operations	(8.8)
Loss from discontinued operations, net of tax	12.9
Net earnings (loss)	4.1
Net (earnings) loss attributable to non-controlling interest (note 8)	0
Net earnings (loss) before equity in earnings (loss) of subsidiaries	4.1
Equity in earnings (loss) of subsidiaries	(2.9)
Net earnings (loss) attributable to the company	1.2
Predecessor [Member]
Sales		797.70	1,079.70		1,051.40		1,077.70	1,696.90
Operating expenses
Cost of sales, excluding depreciation and amortization		718.0	970.7		930.1		890.0	1,456.5
Depreciation and amortization		23.4	112.4		119.3		137.3	159.8
Selling, general and administrative		26.2	40.3		43.4		44.8	46.9
Restructuring		5.3	5.9		25.3		17.9	30.1
Impairment		3.3	823.6		294.5		17.4	151.0
Costs and Expenses		772.9	1,784.2		1,403.0		1,107.4	1,844.3
Operating earnings (loss)		24.8	(704.5)		(351.6)		(29.7)	(147.4)
Interest expense, net		(60.3)	(73.2)		(71.9)		(69.1)	(74.8)
Foreign exchange gain (loss) on long-term debt		24.0	(9.7)		27.6		75.3	(82.2)
Gain on cancellation of long-term debt		0	0		0.6		30.7	0
Other income (expense), net		(2.6)	(2.1)		(2.6)		(28.6)	(15.7)
Loss before reorganization items and income taxes		(14.1)	(789.5)		(398.5)		(21.4)	(320.1)
Reorganization items, net		666.9	0		0		0	0
Income (loss) before income taxes		652.8	(789.5)		(398.5)		(21.4)	(320.1)
Income tax expense (recovery)		(1.1)	(8.4)	[1]	(19.8)	[2]	(23.1)	(90.7)
Earnings (loss) from continuing operations		653.9	(781.1)		(378.7)		1.7	(229.4)
Loss from discontinued operations, net of tax		(3.6)	(195.5)		(19.5)		(7.3)	10.4
Net earnings (loss)		650.3	(976.6)		(398.2)		(5.6)	(219.0)
Net (earnings) loss attributable to non-controlling interest (note 8)		31.9	(2.6)		(1.3)		(1.2)	0.8
Net earnings (loss) before equity in earnings (loss) of subsidiaries		618.4	(974.0)		(396.9)
Equity in earnings (loss) of subsidiaries		0	0		0
Net earnings (loss) attributable to the company		618.4	(974.0)		(396.9)		(4.4)	(219.8)
Predecessor [Member] | Parent Company [Member]
Sales		0	0		0
Operating expenses
Cost of sales, excluding depreciation and amortization		13.2	20.4		29.1
Depreciation and amortization		15.4	66.8		69.5
Selling, general and administrative		13.8	20.1		22.6
Restructuring		5.3	5.9		0
Impairment			496.2		232.8
Costs and Expenses		47.7	609.4		354.0
Operating earnings (loss)		(47.7)	(609.4)		(354.0)
Interest expense, net		(30.5)	(33.3)		(32.7)
Foreign exchange gain (loss) on long-term debt		24.0	(9.7)		27.6
Equity earnings in Partnership		79.8	61.8		37.0
Other income (expense), net		(53.1)	5.7		(11.4)
Loss before reorganization items and income taxes		(27.5)
Reorganization items, net		512.9
Income (loss) before income taxes		485.4	(584.9)		(333.5)
Income tax expense (recovery)		8.4	(57.8)		(13.3)
Earnings (loss) from continuing operations		477.0	(527.1)		(320.2)
Loss from discontinued operations, net of tax		(3.6)	(195.5)		(19.5)
Net earnings (loss)		473.4	(722.6)		(339.7)
Net (earnings) loss attributable to non-controlling interest (note 8)		(31.9)	2.6		1.3
Net earnings (loss) before equity in earnings (loss) of subsidiaries		441.5	(720.0)		(338.4)
Equity in earnings (loss) of subsidiaries		176.9	(254.0)		(58.5)
Net earnings (loss) attributable to the company		618.4	(974.0)		(396.9)
Predecessor [Member] | Guarantor Subsidiaries [Member]
Sales		797.70	1,079.70		1,051.50
Operating expenses
Cost of sales, excluding depreciation and amortization		715.3	966.7		915.0
Depreciation and amortization		4.1	25.3		32.8
Selling, general and administrative		12.4	20.1		20.8
Restructuring		0	0		25.3
Impairment			165.6		61.7
Costs and Expenses		731.8	1,177.7		1,055.6
Operating earnings (loss)		65.9	(98.0)		(4.1)
Interest expense, net		(20.0)	(28.6)		(28.4)
Foreign exchange gain (loss) on long-term debt		0	0		0
Equity earnings in Partnership		0	0		0
Other income (expense), net		54.6	(8.1)		8.9
Loss before reorganization items and income taxes		100.5
Reorganization items, net		98.4
Income (loss) before income taxes		198.9	(134.7)		(23.6)
Income tax expense (recovery)		(21.4)	52.3		(4.9)
Earnings (loss) from continuing operations		220.3	(187.0)		(18.7)
Loss from discontinued operations, net of tax		(4.1)	(195.5)		(19.5)
Net earnings (loss)		216.2	(382.5)		(38.2)
Net (earnings) loss attributable to non-controlling interest (note 8)		0	0		0
Net earnings (loss) before equity in earnings (loss) of subsidiaries		216.2	(382.5)		(38.2)
Equity in earnings (loss) of subsidiaries		0	0		0
Net earnings (loss) attributable to the company		216.2	(382.5)		(38.2)
Predecessor [Member] | Non-Guarantor Subsidiaries [Member]
Sales		15.60	23.40		20.40
Operating expenses
Cost of sales, excluding depreciation and amortization		5.1	7.0		6.5
Depreciation and amortization		3.9	13.4		7.4
Selling, general and administrative		0	0.1		0
Restructuring		0	0		0
Impairment			0		0
Costs and Expenses		9.0	20.5		13.9
Operating earnings (loss)		6.6	2.9		6.5
Interest expense, net		(9.8)	(11.3)		(10.8)
Foreign exchange gain (loss) on long-term debt		0	0		0
Equity earnings in Partnership		0	0		0
Other income (expense), net		51.6	0.3		(0.1)
Loss before reorganization items and income taxes		48.4
Reorganization items, net		55.6
Income (loss) before income taxes		104.0	(8.1)		(4.4)
Income tax expense (recovery)		11.9	(2.9)		(1.6)
Earnings (loss) from continuing operations		92.1	(5.2)		(2.8)
Loss from discontinued operations, net of tax		0.5	0		0
Net earnings (loss)		92.6	(5.2)		(2.8)
Net (earnings) loss attributable to non-controlling interest (note 8)		0	0		0
Net earnings (loss) before equity in earnings (loss) of subsidiaries		92.6	(5.2)		(2.8)
Equity in earnings (loss) of subsidiaries		0	0		0
Net earnings (loss) attributable to the company		92.6	(5.2)		(2.8)
Predecessor [Member] | Consolidation, Eliminations [Member]
Sales		(15.60)	(23.40)		(20.50)
Operating expenses
Cost of sales, excluding depreciation and amortization		(15.6)	(23.4)		(20.5)
Depreciation and amortization		0	0		0
Selling, general and administrative		0	0		0
Restructuring		0	0		0
Impairment			0		0
Costs and Expenses		(15.6)	(23.4)		(20.5)
Operating earnings (loss)		0	0		0
Interest expense, net		0	0		0
Foreign exchange gain (loss) on long-term debt		0	0		0
Equity earnings in Partnership		(79.8)	(61.8)		(37.0)
Other income (expense), net		(55.7)	0		0
Loss before reorganization items and income taxes		(135.5)
Reorganization items, net		0
Income (loss) before income taxes		(135.5)	(61.8)		(37.0)
Income tax expense (recovery)		0	0		0
Earnings (loss) from continuing operations		(135.5)	(61.8)		(37.0)
Loss from discontinued operations, net of tax		3.6	195.5		19.5
Net earnings (loss)		(131.9)	133.7		(17.5)
Net (earnings) loss attributable to non-controlling interest (note 8)		0	0		0
Net earnings (loss) before equity in earnings (loss) of subsidiaries		(131.9)	133.7		(17.5)
Equity in earnings (loss) of subsidiaries		(176.9)	254.0		58.5
Net earnings (loss) attributable to the company		(308.8)	387.7		41.0

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations
[2]	Included $19.8 million income tax recovery related to continuing operations and $3.5 million income tax expense related to discontinued operations